Commitments and Contingencies (Details) $ in Millions		1 Months Ended		12 Months Ended
	Sep. 01, 2016 item	Dec. 31, 2024 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies
Partial payment received from Hanjin Shipping as common benefit claim and interest | $		$ 2.1	$ 3.9
Pending litigation | Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping | Collectability of receivables
Commitments and Contingencies
Total unsecured claim | $				$ 597.9	$ 597.9
Hanjin Shipping | Pending litigation | Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping
Commitments and Contingencies
Number of charterer | item	8
Number of charterer cancelled | item	8